Own shares	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Own shares

21. Own shares

	Treasury shares[a]		Employee share ownership trust[a]		Total
	millions	£m	millions	£m	millions	£m

At 31 March 2016	8	(39)	17	(76)	25	(115)
Own shares purchased[b]	35	(151)	12	(55)	47	(206)
Share options exercised[b]	(35)	155	–	–	(35)	155
Executive share awards vested	–	–	(15)	70	(15)	70
At 31 March 2017	8	(35)	14	(61)	22	(96)
Own shares purchased[b]	43	(125)	32	(96)	75	(221)
Share options exercised[b]	(1)	2	(29)	100	(30)	102
Transfer of shares to satisfy US share scheme	(4)	13	–	–	(4)	13
Executive share awards vested	–	–	(5)	16	(5)	16
At 31 March 2018	46	(145)	12	(41)	58	(186)

[a] At 31 March 2018, 46,224,966 shares (2016/17: 7,690,097) with an aggregate nominal value of £2m (2016/17: £nil) were held at cost as treasury shares and 12,855,378 shares (2016/17: 14,303,068) with an aggregate nominal value of £1m (2016/17: £1m) were held in the Trust.

[b] See group cash flow statement on page 205. In 2017/18 the cash paid for the repurchase of ordinary share capital was £221m (2016/17: £206m). The cash received for proceeds on the issue of treasury shares was £53m (2016/17: £70m).

The treasury shares reserve represents BT Group plc shares purchased directly by the group. The BT Group Employee Share Ownership Trust (the Trust) also purchases BT Group plc shares.

The treasury shares and the shares in the Trust are being used to satisfy our obligations under employee share plans. Further details on Employee Saveshare Plans and Executive share plans are provided in note 22.